SCHEDULE OF OPERATING MATURITY ANALYSIS (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	$ 927,346	$ 440,268
Amount representing interest	(137,323)	(61,625)
Lease liability	790,023	378,643	$ 489,123
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	429,948	147,340
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	355,879	209,078
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	$ 141,519	$ 83,850